Offerings	Aug. 09, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Fee Rate	0.01476%
Offering Note	An indeterminate number or amount of the securities of the identified class is being registered as may from time to time be sold at indeterminate prices. The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), to defer payment of all of the registration fee (except for the portion of the registration fee allocable to the shares of common stock, no par value, registered (the "Shelf Takedown Registration Fees") under the prospectus supplement (the "Prospectus Supplement") filed with this registration statement (this "Registration Statement"), which is being paid with the filing of this Registration Statement), and will pay applicable registration fees subsequently in advance or on a "pay-as-you-go" basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, no par value per share
Fee Rate	0.01476%
Offering Note	An indeterminate number or amount of the securities of the identified class is being registered as may from time to time be sold at indeterminate prices. The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all of the registration fee (except for the Shelf Takedown Registration Fees under the Prospectus Supplement filed with this Registration Statement, which is being paid with the filing of this Registration Statement) and will pay applicable registration fees subsequently in advance or on a "pay-as-you-go" basis.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01476%
Offering Note	An indeterminate number or amount of the securities of the identified class is being registered as may from time to time be sold at indeterminate prices. The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all of the registration fee (except for the Shelf Takedown Registration Fees under the Prospectus Supplement filed with this Registration Statement, which is being paid with the filing of this Registration Statement) and will pay applicable registration fees subsequently in advance or on a "pay-as-you-go" basis.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01476%
Offering Note	An indeterminate number or amount of the securities of the identified class is being registered as may from time to time be sold at indeterminate prices. The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all of the registration fee (except for the Shelf Takedown Registration Fees under the Prospectus Supplement filed with this Registration Statement, which is being paid with the filing of this Registration Statement) and will pay applicable registration fees subsequently in advance or on a "pay-as-you-go" basis.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01476%
Offering Note	An indeterminate number or amount of the securities of the identified class is being registered as may from time to time be sold at indeterminate prices. The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of all of the registration fee (except for the Shelf Takedown Registration Fees under the Prospectus Supplement filed with this Registration Statement, which is being paid with the filing of this Registration Statement) and will pay applicable registration fees subsequently in advance or on a "pay-as-you-go" basis.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 110,700.00
Offering Note	Calculated in accordance with Rules 457(o) and 457(r) under the Securities Act based on the proposed maximum aggregate offering price.